Transactions with related parties - Executive - Administrative Services Agreement (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 21, 2014 Executive services agreement EUR (€)	Dec. 31, 2014 Executive services agreement USD ($)	Dec. 30, 2014 Administrative Services Agreement USD ($)	Dec. 31, 2014 Administrative Services Agreement USD ($)
Related Party Transaction [Line Items]
Annual executive services fee				€ 538	$ 654
Executive services agreement duration				Initial term of five years and automatically renews for successive five year terms unless terminated earlier.
General and administrative expenses- related party	937	0	0		803		134
Eur/US Dollar exchange rate	1.2156
Monthly administrative services fee						10
Administrative services duration							The agreement can be terminated upon 120 days notice granted either by the Partnership's Board or by Dynagas as per the provisions of the agreement.
Due to related party	$ 142	$ 0					$ 134